Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 1,313,344	$ 1,449,504
2025	1,254,722	1,245,614
2026	1,237,902	1,187,039
2027	1,225,327	1,199,467
2028		1,227,821
thereafter	1,887,780	1,892,919
Total lease payments	7,272,287	8,202,364
Less: Interest	(3,170,210)	(3,825,734)
Total Lease Liabilities	$ 4,102,077	$ 4,376,630